Derivatives (Tables)	12 Months Ended
Dec. 31, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Fair Value of Derivative Instruments Designated as Hedges in the Consolidated Balance Sheet
The location and the fair value of derivative instruments designated as hedges were as follows:

(in thousands)	Balance Sheet Location	2023
Cash Flow Hedges:
Interest rate swap	Prepaid expenses and other current assets	$9,145
Interest rate swap	Other non-current liabilities	$(4,595)
The location and the fair value of the foreign currency contract in the consolidated balance sheet as of December 31, 2022 was as follows:

(in thousands)	Balance Sheet Location	2022
Derivative Contracts:
Foreign currency contract	Accrued liabilities	$930

Schedule of Impact of Interest Rate Swap and Foreign currency contract on Other Comprehensive Income, AOCI, and Statement of Operations
The following table discloses the impact of the interest rate swaps, excluding the impact of income taxes, on other comprehensive income (“OCI”), AOCI and the Company’s statement of operations for the years ended December 31:

(in thousands)	2023	2022	2021
Gain recognized in OCI	$15,901	$4,669	$11,677
Location of gain (loss) recognized in income	Interest expense, net	Interest expense, net	Interest expense, net
(Gain) loss reclassified from AOCI into income	$(11,550)	$4,530	$12,001
The following table discloses the impact of the foreign currency contract, excluding the impact of income taxes, on the Company’s statement of operations for the years ended December 31:

(in thousands)	2023	2022
Loss recognized in income	$7,715	$930
Location of loss recognized in income	Currency losses, net	Currency losses, net